Note 3 - Material Accounting Policy Information - Schedule of Investments in Associates and Joint Arrangements (Details)						12 Months Ended
	Oct. 04, 2024	Mar. 12, 2024	Oct. 13, 2022	Apr. 01, 2022	Feb. 25, 2022	Dec. 31, 2024
Dolly Varden [member]
Statement Line Items [Line Items]
Associate	16.11%	19.99%	22.20%		35.33%	16.11%
Dolly Varden [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Associate						16.11%
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Associate				25.00%		25.00%
Universal Mineral Services (UMS) [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Associate						25.00%